Share-based Compensation - Summary of Stock-Based Compensation Expenses Recognized (Details) - Management Investment Plan - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 0	€ 3,268	€ 3,591	€ 3,268
Sales and Marketing Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	0	368	406	368
General Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 0	€ 2,900	€ 3,185	€ 2,900